Income Tax (Income)/ Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PRC enterprises income tax:
Tax expense (income), continuing operations	$ 442,590	$ (5,422,119)	$ (4,598,061)
PRC [Member]
PRC enterprises income tax:
Current tax	256,808
Deferred tax	$ 185,787	$ (5,422,119)	$ (4,598,061)